Nature of Operations and Going Concern (Details Narrative) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)
Nature of Operations and Going Concern
Year Of Incorporation	January 22, 1987
Country Of Incorporation	British Columbia
Address Of The Company's Registered Office	1500 – 1055 West Georgia Street, Vancouver, BC, Canada, V6E 4N7
Principal Place Of Business	1250 – 625 Howe Street, Vancouver, BC, Canada, V6C 2T6
Net Loss For The Year	$ (3.1)	$ (2.7)	$ (1.8)
Deficit	$ (55.6)			$ (52.8)	$ (51.1)